Basis of Presentation and General Information (Details)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Concentration Risk [Line Items]
Concentration risk percentage	88.00%	87.00%
Major customer A [member]
Concentration Risk [Line Items]
Concentration risk percentage	27.00%	25.00%
Major customer B [member]
Concentration Risk [Line Items]
Concentration risk percentage	30.00%	31.00%
Major customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.00%	13.00%
Major customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	18.00%	18.00%